Other income (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Other Income
Schedule of Other income

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Government grant	19,241	24,742	6,602
Interest income	4,566	5,872	54,344
Service income	101,687	130,759	-
Waiver on acquisition of subsidiary	1,510,615	1,942,500	-
Other income	1,064,603	1,368,972	296,701
	2,700,712	3,472,845	357,647

	2025	2025	2024
	US$	S$	S$

Government grant	60,510	76,962	19,600
Interest income	63,959	81,350	-
Service income	27,518	35,000	-
Other income	1,225,864	1,559,177	385,688
Reversal of ECL	-	-	55,741
	1,377,851	1,752,489	461,029